Related party transactions	6 Months Ended
Feb. 29, 2024
Related party transactions
Related party transactions

16. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021]

7858078 Canada Inc. [prior to June 3, 2021]

Montana Strategies Inc.

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd.

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the period:

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Office salaries and benefits
Montana Strategies Inc.	—	4,213	—	23,733

Research and Development
Mac Engineering, SASU	788,870	77,731	1,580,776	127,695

The Company leases its Boisbriand premises from California Electric Boat Company Inc. As at February 29, 2024, the right-of-use assets and lease liabilities related to those leases amount to $1,182,284 and $1,317,323 respectively [August 31, 2023 – $1,270,955 and $1,395,732, respectively] [notes 6 and 13].

Remuneration of directors and key management of the Company

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Wages	494,216	527,509	996,231	1,149,372
Share-based payments – capital stock	50,038	—	116,626	—
Share-based payments – stock options	61,552	3,435	83,106	67,726
	605,806	530,944	1,195,963	1,217,098

The amounts due to and from related parties are as follows:

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	19,071	20,135

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Amounts due to related parties included in trade and other payable
Alexandre Mongeon	15,077	19,384
Patrick Bobby	10,770	13,847
Kulwant Sandher	6,731	8,654
Xavier Montagne	8,131	10,454
California Electric Boat Company Inc.	48,014	—
Mac Engineering, SASU	2,021	9,935
	90,744	62,274

Advances from related parties are non-interest bearing and have no specified terms of repayment.